650 F Street NW, 4th Fl. Washington, DC 20004
www.aarpfunds.com

November 1, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

Re:      AARP Funds (the “Trust”), File No. 333-129081

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s Prospectus and Statement of Additional Information, dated October 29, 2007, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 25, 2007, with an effective date of October 29, 2007.

If you have any questions, please contact me at (202) 434-3549.

Sincerely,

/s/ Marc Duffy
Marc Duffy
Associate General Counsel
AARP Financial Incorporated

Distributed by ALPS Distributors, Inc

Advised by AARP Financial